S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Sep. 25, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Chen Yu, M.D., M.B.A
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer and a director